Investments in Associates - Summary of Investments in Associates (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [abstract]
Share of net assets	¥ 1,696	¥ 1,654